Equity-accounted investee (Associate statement of earnings) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	$ 1,868,003	$ 1,474,984
Cost of products and services sold	(1,457,336)	(1,282,635)
Depreciation and amortization	(177,376)	(190,415)
Finance income	37,499	6,804
Finance costs	(85,728)	(76,612)
Income tax expense	4,469	1,201
Net earnings (loss)	89,264	(102,654)
Other comprehensive loss, net of taxes	(18,899)	(4,428)
Total comprehensive income (loss)	70,365	(107,082)
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	476,354	387,319
Cost of products and services sold	(66,119)	(55,397)
Depreciation and amortization	(24,749)	(25,300)
Finance income	1,341	349
Finance costs	(2,635)	(796)
Other expense	(30,770)	(16,636)
Income tax expense	(74,763)	(60,357)
Net earnings (loss)	278,659	229,182
Total comprehensive income (loss)	$ 278,659	$ 229,182